Average Annual Total Returns - FidelityClimateActionFund-RetailPRO - FidelityClimateActionFund-RetailPRO - Fidelity Climate Action Fund	Jul. 30, 2024
Fidelity Climate Action Fund | Return Before Taxes
Average Annual Return:
Past 1 year	19.06%
Since Inception	(0.36%)	[1]
Fidelity Climate Action Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	19.01%
Since Inception	(0.38%)	[1]
Fidelity Climate Action Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	11.31%
Since Inception	(0.27%)	[1]
MS113
Average Annual Return:
Past 1 year	24.29%
Since Inception	3.93%
IXWC6
Average Annual Return:
Past 1 year	31.71%
Since Inception	4.81%

[1]	A From June 15, 2021 .